Related Party Transactions (Details Narrative) - USD ($)																			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 09, 2024	Jul. 05, 2024	Jun. 28, 2024	May 20, 2024	May 01, 2024	Apr. 03, 2024	Feb. 21, 2024	Feb. 13, 2024	Jan. 25, 2024	Jan. 23, 2024	Nov. 16, 2023	Sep. 29, 2023	Sep. 19, 2023	Aug. 14, 2023	Jul. 17, 2023	Jul. 01, 2023	Jun. 22, 2023	Mar. 13, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Feb. 12, 2024	Nov. 28, 2023	Oct. 31, 2021
Related Party Transaction [Line Items]
Accrued wages																								$ 7,853			$ 41,688
Accrued vacation																								7,630
Settlement of accrued wages and accrued vacation																											$ 40,000
Accrued unpaid wages																								0
Accrued unpaid vacation																								$ 66,205
Proceeds from notes payable									$ 250,000														$ 9,751		$ 50,000
Increase in promissory note																									$ 86,579
Interest rate									10.00%															10.00%
Maturity date									Jan. 25, 2025															Jan. 31, 2024
Cash proceeds																							35,000
Expenses paid by related party																							$ 1,579
Issuance of shares															476,338
Owned shares																					50,069,244			49,813,861	18,671,159			10,888,894
Cash proceeds from issuance of shares															$ 20,000						$ 500,000
Fair value adjustment of warrants															$ 7,915
Share issued price per share															$ 0.0637
Warrants expiration period															3 years						1 year 11 months 26 days			3 years	3 years
Fair value stock price			$ 0.226							$ 0.0376	$ 0.0473			$ 0.0658	$ 0.0637		$ 0.0590				$ 0.229
Exercise price			$ 0.226							$ 0.036	$ 0.04			$ 0.0597	$ 0.0588		$ 0.0590
Term			10 years							10 years	10 years			10 years	3 years		10 years							3 years	3 years
Volatility, minimum																								164.00%	157.00%
Volatility, maximum																								166.00%	162.00%
Discount rate, minimum																								4.23%	3.90%
Discount rate, maximum																								4.82%	4.13%
Dividend yield			0.00%							0.00%	0.00%			0.00%	0.00%		0.00%							0.00%	0.00%
Number of options, granted																					545,238			2,745,000	987,760
Weighted average exercise price per share, granted																					$ 0.23			$ 0.11	$ 2.18
Shares issued during option exercise							70,002														75,000				674,000
Volatility			178.00%							178.00%	173.00%			172.00%	165.00%		173.00%
Discount rate, minimum			4.36%							4.14%	4.45%			4.19%	4.34%		3.90%
Related party debt paid																					$ 25,000			$ 8,157	$ 18,996
Stock options exercised							75,000
Minimum [Member]
Related Party Transaction [Line Items]
Share issued price per share																								$ 0.144	$ 0.144
Fair value stock price																								0.04	0.117
Exercise price																								0.0419	0.144
Maximum [Member]
Related Party Transaction [Line Items]
Share issued price per share																								0.262	0.150
Fair value stock price																								0.0637	0.126
Exercise price																								$ 0.0753	$ 0.15
Common Stock [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares															1
Shares issued during option exercise																			70,002	250,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Issuance of shares																								23,521,147	85,204
Cash proceeds from issuance of shares																								$ 970,000	$ 3,000
Payments to acquire equipment																								1,908
Fair value adjustment of warrants																								$ 288,072	$ 7,173
Board of Directors Chairman [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares																								1	1
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of options, granted																		250,000
Options expiration period																		10 years
Weighted average exercise price per share, granted																		$ 0.067
Total fair value of options vested upon issuance																		$ 16,750
Shares issued during option exercise																		250,000
Chief Executive Officer [Member] | Note Agreement [Member]
Related Party Transaction [Line Items]
Maturity date																		Mar. 15, 2028
Promissory note, face value																		$ 16,750
Interest rate																		3.15%
Board of Directors [Member]
Related Party Transaction [Line Items]
Number of options, granted			337,501							600,000	1,550,000			75,000			150,000
Options expiration period			10 years							10 years	10 years			10 years			10 years
Weighted average exercise price per share, granted			$ 0.226							$ 0.036	$ 0.04			$ 0.0594			$ 0.059
Total fair value of options vested upon issuance			$ 76,275							$ 225,720	$ 73,315			$ 4,935		$ 8,850
Issuance of vested option percentage										25.00%							50.00%
Remaining vested option percentage																	50.00%
Common Class A [Member]
Related Party Transaction [Line Items]
Owned shares																					500,000			500,000	102,000
Common Class A [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Issuance of shares	250,000												199,000
Cash proceeds from issuance of shares	$ 8,162												$ 9,751
Issuance of services	$ 1,363
Related Party [Member]
Related Party Transaction [Line Items]
Settlement of accrued wages and accrued vacation																					$ 5,309				$ 66,205
Maturity date		Jul. 05, 2025		May 20, 2025	May 01, 2025	Apr. 03, 2025		Feb. 13, 2025
Notes payable to related party																					751,598			326,828	50,000
Promissory note, face value		$ 70,000		$ 67,000	$ 45,000	$ 75,000		$ 210,000
Interest rate		10.00%		10.00%	10.00%	10.00%		10.00%
Subscription receivable																								117,850	117,468
Mr Gross [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of shares												250,000	199,000
Aggregate consideration													$ 9,781
Owned shares												250,000
Patricia Madaris [Member]
Related Party Transaction [Line Items]
Accrued unpaid vacation																					5,309			0
Brett Gross [Member]
Related Party Transaction [Line Items]
Increase in promissory note																								$ 86,579
Maturity date																								Jan. 31, 2024
Notes payable to related party																					34,598			$ 76,828
Number of options, granted																		250,000
Options expiration period																		10 years
Promissory note, face value																									$ 50,000
Interest rate																								10.00%
Recourse loan																										$ 16,750
Accrued interest																										$ 480
Related party debt paid																					$ 25,000
Director [Member]
Related Party Transaction [Line Items]
Maturity date									Jan. 25, 2025
Promissory note, face value									$ 250,000
Interest rate									10.00%